Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 38,459	$ 71,086
Securities
Trading	173,566	190,151
Investment, net of applicable allowance	238,987	219,579
Securities	412,553	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	301,797	340,191
Loans, net of applicable allowance
Loans, net	960,539	852,773
Other
Derivatives	130,199	142,450
Deposits
Personal	499,882	441,946
Business and government	794,934	745,075
Bank	32,787	44,666
Deposits	1,327,603	1,231,687
Other
Obligations related to securities sold short	31,487	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	279,721	335,238
Derivatives	136,568	142,629
Subordinated debentures	13,464	11,386
Financial assets classified as FVTPL [member]
Securities
Trading	172,641	180,651
Securities	172,641	180,651
Assets purchased under reverse repurchase agreements and securities borrowed	246,911	285,869
Loans, net of applicable allowance
Retail	598	114
Wholesale	25,524	5,629
Loans, net	26,122	5,743
Other
Derivatives	130,199	142,450
Other assets	10,159	7,579
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	30,259	60,856
Securities
Trading	925	9,500
Securities	925	9,500
Loans, net of applicable allowance
Retail		362
Wholesale	1,838	3,619
Loans, net	1,838	3,981
Other
Other assets	8	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	138,417	127,624
Securities	138,417	127,624
Loans, net of applicable allowance
Retail	538	280
Wholesale	947	597
Loans, net	1,485	877
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,171	842
Securities	1,171	842
Financial liabilities classified as FVTPL [member]
Deposits
Personal	258	109
Business and government	205	174
Deposits	463	283
Other
Obligations related to securities sold short	31,487	33,651
Derivatives	136,568	142,629
Other liabilities	(1,280)	(937)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	28,701	26,702
Business and government	148,861	137,454
Bank	4,341	11,462
Deposits	181,903	175,618
Other
Obligations related to assets sold under repurchase agreements and securities loaned	246,702	298,679
Other liabilities	2	11
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	8,200	10,230
Securities
Investment, net of applicable allowance	93,443	83,667
Securities	93,443	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	54,886	54,322
Loans, net of applicable allowance
Retail	597,432	542,480
Wholesale	317,447	268,843
Loans, net	914,879	811,323
Other
Other assets	54,908	68,450
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	470,299	412,886
Business and government	646,013	605,260
Bank	28,447	33,160
Deposits	1,144,759	1,051,306
Other
Obligations related to assets sold under repurchase agreements and securities loaned	33,019	36,559
Other liabilities	76,223	92,441
Subordinated debentures	13,484	11,213
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	38,459	71,086
Securities
Trading	173,566	190,151
Investment, net of applicable allowance	238,987	219,579
Securities	412,553	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	301,797	340,191
Loans, net of applicable allowance
Retail	609,543	567,132
Wholesale	350,996	285,641
Loans, net	960,539	852,773
Other
Derivatives	130,199	142,450
Other assets	65,075	76,034
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	8,200	10,230
Securities
Investment, net of applicable allowance	99,399	91,113
Securities	99,399	91,113
Assets purchased under reverse repurchase agreements and securities borrowed	54,886	54,322
Loans, net of applicable allowance
Retail	608,407	566,376
Wholesale	322,687	275,796
Loans, net	931,094	842,172
Other
Other assets	54,908	68,450
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	38,459	71,086
Securities
Trading	173,566	190,151
Investment, net of applicable allowance	233,031	212,133
Securities	406,597	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	301,797	340,191
Loans, net of applicable allowance
Retail	598,568	543,236
Wholesale	345,756	278,688
Loans, net	944,324	821,924
Other
Derivatives	130,199	142,450
Other assets	65,075	76,034
Financial liabilities at carrying amount [member]
Deposits
Personal	499,882	441,946
Business and government	794,934	745,075
Bank	32,787	44,666
Deposits	1,327,603	1,231,687
Other
Obligations related to securities sold short	31,487	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	279,721	335,238
Derivatives	136,568	142,629
Other liabilities	74,726	91,613
Subordinated debentures	13,464	11,386
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	470,923	415,135
Business and government	645,868	607,447
Bank	28,446	33,204
Deposits	1,145,237	1,055,786
Other
Obligations related to assets sold under repurchase agreements and securities loaned	33,019	36,559
Other liabilities	76,004	92,539
Subordinated debentures	13,464	11,386
Financial liabilities at fair value [member]
Deposits
Personal	499,258	439,697
Business and government	795,079	742,888
Bank	32,788	44,622
Deposits	1,327,125	1,227,207
Other
Obligations related to securities sold short	31,487	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	279,721	335,238
Derivatives	136,568	142,629
Other liabilities	74,945	91,515
Subordinated debentures	$ 13,484	$ 11,213